Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2021 ₨ / shares	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018 ₨ / shares
Statement [Line Items]
Number outstanding	7,780,278	11,056,100	4,588,300	5,180,440
Weighted average exercise price	₨ 86.13	₨ 70.90	₨ 78.84
Number exercisable	6,582,070	4,281,090	4,441,848
Weighted average exercise price	₨ 86.13	₨ 70.90	₨ 78.84	₨ 78.79
Bottom of range [member]
Statement [Line Items]
Range of exercise price	₨ 57.66	₨ 57.66	₨ 57.66
Weighted average remaining contractual life	6 months 18 days	9 months 18 days	9 months 18 days
Top of range [member]
Statement [Line Items]
Range of exercise price	₨ 152.56	₨ 146.23	₨ 146.23
Weighted average remaining contractual life	4 years 9 months 29 days	4 years 10 months 2 days	5 years 10 months 2 days